FAIR VALUE CHANGES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value measurement of assets [line items]
Fair value changes in net income	$ (1,423)	$ (831)
Investment property [member]
Disclosure of fair value measurement of assets [line items]
Fair value changes in net income	(269)	1,710
Transaction related gains, net of deal costs
Disclosure of fair value measurement of assets [line items]
Fair value changes in net income	20	(895)
Financial contracts
Disclosure of fair value measurement of assets [line items]
Fair value changes in net income	686	(140)
Impairment and provisions
Disclosure of fair value measurement of assets [line items]
Fair value changes in net income	(808)	(825)
Other fair value changes
Disclosure of fair value measurement of assets [line items]
Fair value changes in net income	$ (1,052)	$ (681)